Contract Assets/(Liabilities)	12 Months Ended
Dec. 31, 2025
Contract Assetsliabilities
Contract Assets/(Liabilities)

4. Contract Assets/(Liabilities)

Contract assets that have billing terms with unconditional rights to be billed beyond one year are classified as non-current assets.

Contract assets consisted of the following as of December 31:

	2024 SGD	2025 SGD	2025 USD
Revenue recognized to date	18,772,315	35,779,737	26,477,005
Less: Progress billings to date	(14,965,455)	(26,061,187)	(19,285,278)
Less: Credit losses	(154,077)	-	-
Contract assets, current	3,652,783	9,718,550	7,191,727

Movement of the allowance for contract assets were as follows for the years ended December 31, 2023, 2024 and 2025 respectively:

	2023	2024	2025	2025
	SGD	SGD	SGD	USD
Balance at beginning of the year	-	-	-	-
Addition	396,528	154,077	-	-
Write-off	(396,528)	(154,077)	-	-
Balance at end of the year	-	-	-	-

Contract liabilities consisted of the following as of December 31:

	2024	2025	2025
	SGD	SGD	USD
Billings in advance of performance obligation under contracts	805,163	4,037,624	2,987,842

Contract liabilities related to contracts are balances due to customers under contracts. These arise if a particular milestone payment exceeds the revenue recognized to date under the cost-to-cost method.

The movement in contract liabilities is as follows for the years ended December 31, 2023, 2024 and 2025, respectively:

	2023	2024	2025	2025
	SGD	SGD	SGD	USD
Balance at beginning of the year	425,332	1,482,957	805,163	595,821
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	(418,432)	(1,435,346)	(82,521)	(61,065)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	1,476,057	757,552	3,314,982	2,453,086
Balance at end of the year	1,482,957	805,163	4,037,624	2,987,842

FBS GLOBAL LIMITED

Notes to Consolidated Financial Statements